PENSION AND OTHER POSTRETIREMENT BENEFITS - One-Percentage-Point Change Assumed (Details)	12 Months Ended
Dec. 30, 2017 USD ($)
Defined Benefit Plans
Healthcare cost trend rate assumed for 2018 (as a percent)	7.00%
Healthcare cost trend rate by 2024 (as a percent)	5.00%
One-percentage-point change in assumed health care cost trend rates
Effect of one-percentage-point increase on total of service and interest cost components	$ 0.01
Effect of one-percentage-point decrease on total of service and interest cost components	(0.01)
Effect of one-percentage-point increase on postretirement benefit obligations	0.3
Effect of one-percentage-point decrease on postretirement benefit obligations	$ (0.2)
U.S. Postretirement Health Benefits
Defined Benefit Plans
Minimum age for which supplemental Medicare benefits are provided	65 years
U.S.
Defined Benefit Plans
Maximum age for which postretirement benefits are provided	65 years